INVENTORIES (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 194	€ 203
Work in progress	303	321
Raw materials	99	106
Stores and supplies	77	74
Inventories write-down	(38)	(34)
Total inventories	€ 635	€ 670